Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1) (2)	Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income	Earnings per Share
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$2,612,554	$2,634,492	$755,359	$807,351	185.63	106.01	$251,504,000	$4.63

2021	2,546,502	3,583,655	692,371	960,478	223.96	117.08	207,734,000	3.83

2020	1,560,626	1,547,188	504,616	525,789	108.50	87.90	169,569,000	3.15

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(1)	To calculate Compensation Actually Paid (CAP), the following amounts were deducted from or added to Summary Compensation Table (SCT) total compensation:

PEO Total Compensation Amount	$ 2,612,554	$ 2,546,502	$ 1,560,626
PEO Actually Paid Compensation Amount	$ 2,634,492	3,583,655	1,547,188
Adjustment To PEO Compensation, Footnote [Text Block]

PEO CAP Reconciliation

Year	SCT Total	Amounts Deducted From SCT Total (i)	Amounts Added to SCT Total (ii)	CAP Total
2022	$2,612,554	$691,000	$717,148	$2,634,492
2021	2,546,502	660,699	1,697,847	3,583,655
2020	1,560,626	20,022	6,584	1,547,188

Non-PEO NEO Average Total Compensation Amount	$ 755,359	692,371	504,616
Non-PEO NEO Average Compensation Actually Paid Amount	$ 807,351	960,478	525,789
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Non-PEO CAP Reconciliation

Year	SCT Total	Amounts Deducted From SCT Total (i)	Amounts Added to SCT Total (ii)	CAP Total
2022	$755,359	$131,691	$183,683	$807,351
2021	692,371	111,089	379,196	960,478
2020	504,616	12,502	33,675	525,789

(i) Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(ii) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown plus any dividends not included in valuation.
(2)

Includes Messrs. Rushing, Foshee and Abbott for each of the fiscal years ended December 31, 2022, 2021 and 2020; also includes Clarence C. Pouncey III, retired Chief Operating Officer, for fiscal year ended December 31, 2020.

(3)	KBW Nasdaq Regional Banking Index [KRX].

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Analysis of the Information Presented in the Pay versus Performance Table

As described in more detail in our Compensation Discussion and Analysis (CD&A), the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid and Net Income/Earnings per Share

The amount of compensation actually paid to Mr. Broughton and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Broughton) is generally aligned with the Company’s net income over the three years presented in the table. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with earnings per share, which the Company does use when setting performance objectives in the Company’s annual incentive compensation program. As described in more detail in our Compensation Discussion and Analysis (CD&A) in the section titled “Annual Incentive Compensation,” the Company ties 70% of annual incentive compensation awarded to meeting certain earnings per share objectives, thereby directly incentivizing performance that directly benefits our stockholders in the near term. The amounts reported in the Summary Compensation Table and in the amount of compensation actually paid included in the Pay vs. Performance Table for annual incentives (bonus plus non-equity incentive compensation) do not change in the calculations for Mr. Broughton and the Company’s NEOs as a group.

Compensation Actually Paid and TSR/Comparison with Peer Group TSR

The amount of compensation actually paid to Mr. Broughton and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Broughton) is aligned with the Company’s TSR over the three years presented in the table. The alignment of compensation actually paid with the Company’s TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Broughton and to the other NEOs (with the exception of Mr. Abbott) is comprised of equity awards, 50% of which are performance-based. As described in more detail in in our Compensation Discussion and Analysis (CD&A), the Company implemented a long-term equity incentive program beginning in 2021 that included an equity compensation program as part of the total compensation awarded to the NEOs. These equity awards are comprised 50% of time-based restricted stock and 50% of performance-based performance share awards. The performance share awards vest over a three-year performance period based on the relative performance of the Company’s TSR against a peer group.

The Company’s TSR consistently outperformed the KBW Nasdaq Regional Banking Index during the three years presented in the table, representing the Company’s superior financial performance as compared to the companies comprising the KBW Nasdaq Regional Banking Index peer group. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to our Compensation Discussion and Analysis (CD&A).

Comparison of SCT to CAP

SCT compensation is based on the grant date value of equity awards made during the year whereas CAP is based on the fair value of equity awards made during the year valued at year end, plus the change in value of prior year’s awards, including awards granted in 2019, 2020, and 2021. Thus, CAP reflects all or portions of 4 years of equity awards while SCT compensation is based on only the 2022 equity award.

As discussed above, a significant portion of the executive officers’ CAP increase is due to increases in the fair value of the equity awards at year end. In 2020, the Company did not make significant equity awards to the named executive officers and this, together with the modest increase in the Company’s stock price at year end, is reflected in the minimal differences between SCT and CAP. In 2021, higher equity awards combined with a dramatic increase in the Company’s stock price during the year resulted in a significant increase in CAP. In 2022, the executive officers have two years of equity awards included, but the Company’s stock price decreased from year end 2021, resulting in SCT and CAP being very comparable.

Tabular List [Table Text Block]

Most Important Financial Measures Used to Link Compensation to Company Performance

For the fiscal year ended December 31, 2022, the three measures listed below represent the most important metrics we used to determine Compensation Actually Paid for our NEOs, as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Annual Incentive Compensation” and “Equity-Based Incentive Compensation.” The metrics that our Company uses for both our long-term and short-term incentive awards are selected based on an objective of improving stockholder value.

Most Important Performance Measures
● Earnings per Share
● Relative Total Stockholder Return
● Loan and Deposit Growth

Total Shareholder Return Amount	$ 185.63	223.96	108.50
Peer Group Total Shareholder Return Amount	106.01	117.08	87.90
Net Income (Loss)	$ 251,504,000	$ 207,734,000	$ 169,569,000
Company Selected Measure Amount	4.63	3.83	3.15
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Stockholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Loan and Deposit Growth
Amounts Deducted From SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 691,000	$ 660,699	$ 20,022
Amounts Added To SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	717,148	1,697,847	6,584
Amounts Deducted From Non-PEO SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	131,691	111,089	12,502
Amounts Added To Non-PEO SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 183,683	$ 379,196	$ 33,675